Other Comprehensive (Loss) Income (Tables)	12 Months Ended
Dec. 31, 2012
Other Comprehensive Income (Loss), Net of Tax [Abstract]
Other Comprehensive (Loss) Income
Shareholders’ equity included the following activity in accumulated other comprehensive loss in 2012, 2011 and 2010:

	Net Unrealized Gains (Losses)				Total Accumulated Other Comprehensive (Loss) Income
	Securities		Foreign Currency and Derivatives	Pension and OPEB Plans
(Millions)	Previously Impaired (1)	All Other
Balance at December 31, 2009	$100.3	$235.7	$25.3	$(1,584.3)	$(1,223.0)
Other comprehensive (loss) income	(25.2)	139.5	(52.6)	(1.3)	60.4
Balance at December 31, 2010	75.1	375.2	(27.3)	(1,585.6)	(1,162.6)
Other comprehensive (loss) income	(16.9)	220.0	(6.4)	(223.3)	(26.6)
Balance at December 31, 2011	58.2	595.2	(33.7)	(1,808.9)	(1,189.2)
Other comprehensive (loss) income	(.9)	230.0	4.2	(77.5)	155.8
Balance at December 31, 2012	$57.3	$825.2	$(29.5)	$(1,886.4)	$(1,033.4)

(1)
Represents unrealized losses on the non-credit related component of impaired debt securities that we do not intend to sell and subsequent changes in the fair value of any previously impaired debt security.

Schedule of defined benefit plans disclosures
The components of our pension and other postretirement benefit (“OPEB”) plans included the following activity in accumulated other comprehensive loss in 2012, 2011 and 2010:

	Pension Plans		OPEB Plans
	Unrecognized	Unrecognized	Unrecognized	Unrecognized
	Net Actuarial	Prior Service	Net Actuarial	Prior Service
(Millions)	Losses	Costs	Losses	Costs	Total
Balance at December 31, 2009	$(1,562.8)	$10.6	$(61.0)	$28.9	$(1,584.3)
Unrealized net losses arising during
the period ($(152.8) pretax)	(91.2)	—	(8.1)	—	(99.3)
Reclassification to earnings ($(150.8) pretax)	106.1	(8.8)	3.0	(2.3)	98.0
Balance at December 31, 2010	(1,547.9)	1.8	(66.1)	26.6	(1,585.6)
Unrealized net losses arising during
the period ($(402.6) pretax)	(268.3)	—	6.6	—	(261.7)
Reclassification to earnings ($(59.1) pretax)	37.9	(.3)	3.2	(2.4)	38.4
Balance at December 31, 2011	(1,778.3)	1.5	(56.3)	24.2	(1,808.9)
Unrealized net losses arising during
the period ($(189.8) pretax)	(130.4)	—	7.0	—	(123.4)
Reclassification to earnings ($(70.6) pretax)	45.7	(.3)	2.9	(2.4)	45.9
Balance at December 31, 2012	$(1,863.0)	$1.2	$(46.4)	$21.8	$(1,886.4)